Loans and Other Financing - Summary of Credit Quality and the Maximum Exposure to Credit Risk based on the Bank's Internal Credit Rating System and Year-end Stage Classification (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	100.00%	100.00%
Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks			$ 174,945,241
Maximum exposure to credit risk, percentage	100.00%	100.00%
Consumer [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	$ 83,468,675
Consumer [member] | Cost [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	127,394,364	$ 174,945,241		$ 194,502,398
Consumer [member] | Cost [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks		83,047,093
Consumer [member] | Cost [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(68,070,481)	(32,672,931)
Consumer [member] | Cost [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(2,540,472)	(1,019,596)
Consumer [member] | Cost [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(60,408,599)	(68,911,723)
Consumer [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	3,456,418	4,793,480	4,793,480	5,155,240
Consumer [member] | Expected credit loss [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	2,463,868	3,766,572
Consumer [member] | Expected credit loss [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(1,462,861)	(1,881,406)
Consumer [member] | Expected credit loss [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(925,860)	(473,413)
Consumer [member] | Expected credit loss [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(1,412,209)	(1,773,513)
Performing [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	$ 119,525,864	$ 163,106,284
Maximum exposure to credit risk, percentage	93.82%	93.23%
Past due but not impaired [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	4.23%	4.73%
Non-performing (Impaired) [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	1.95%	2.04%
Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	87.95%	80.19%
Stage 1 [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	$ 112,048,827	$ 140,295,815	140,295,815
Stage 1 [member] | Consumer [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	76,000,592
Stage 1 [member] | Consumer [member] | Cost [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	112,048,827	140,295,815		153,134,312
Stage 1 [member] | Consumer [member] | Cost [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks		74,812,190
Stage 1 [member] | Consumer [member] | Cost [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(52,430,227)	(20,457,415)
Stage 1 [member] | Consumer [member] | Cost [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	11,012,532	(1,106,199)
Stage 1 [member] | Consumer [member] | Cost [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(6,002,443)	(9,739,156)
Stage 1 [member] | Consumer [member] | Cost [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(2,963,036)	(1,500,144)
Stage 1 [member] | Consumer [member] | Cost [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(237,915)	(141,622)
Stage 1 [member] | Consumer [member] | Cost [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(53,626,491)	(54,706,151)
Stage 1 [member] | Consumer [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	1,147,336	1,191,301	1,191,301	1,365,572
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	1,816,147	2,348,352
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	14,670	(338,071)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	538,603	(286,376)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(85,037)	(101,006)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(1,404,504)	(1,310,490)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(6,776)	(71,706)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(917,068)	(414,974)
Stage 1 [member] | Performing [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	111,688,600	139,064,041
Stage 1 [member] | Performing [member] | Consumer [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	83,549,962	117,971,577
Stage 1 [member] | Performing [member] | Consumer [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	17,011,774	17,168,642
Stage 1 [member] | Performing [member] | Consumer [member] | Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	11,126,864	3,923,822
Stage 1 [member] | Past due but not impaired [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	$ 360,227	$ 1,231,774
Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	10.10%	17.77%
Stage 2 [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	$ 12,862,531	$ 31,088,550	31,088,550
Stage 2 [member] | Consumer [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	7,468,083
Stage 2 [member] | Consumer [member] | Cost [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	12,862,531	31,088,550		39,193,764
Stage 2 [member] | Consumer [member] | Cost [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks		8,234,903
Stage 2 [member] | Consumer [member] | Cost [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(14,428,356)	(11,035,978)
Stage 2 [member] | Consumer [member] | Cost [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(10,850,079)	1,238,039
Stage 2 [member] | Consumer [member] | Cost [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	6,434,177	8,180,775
Stage 2 [member] | Consumer [member] | Cost [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(698,931)	(1,448,802)
Stage 2 [member] | Consumer [member] | Cost [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(687,580)	(282,158)
Stage 2 [member] | Consumer [member] | Cost [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(5,463,333)	(12,991,993)
Stage 2 [member] | Consumer [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	1,087,147	1,911,332	1,911,332	2,644,965
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	647,721	1,418,220
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(803,367)	(1,451,503)
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(467,359)	289,103
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	242,466	114,223
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(73,973)	(177,701)
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(106,281)	(160,325)
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(263,392)	(765,650)
Stage 2 [member] | Performing [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	7,837,264	24,042,243
Stage 2 [member] | Performing [member] | Consumer [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	104,835	9,135,835
Stage 2 [member] | Performing [member] | Consumer [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	705,797	9,341,756
Stage 2 [member] | Performing [member] | Consumer [member] | Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	7,026,632	5,564,652
Stage 2 [member] | Past due but not impaired [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	$ 5,025,267	$ 7,046,307
Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	1.95%	2.04%
Stage 3 [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	$ 2,483,006	$ 3,560,876	3,560,876
Stage 3 [member] | Consumer [member] | Cost [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	2,483,006	3,560,876		2,174,322
Stage 3 [member] | Consumer [member] | Cost [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(1,211,898)	(1,179,538)
Stage 3 [member] | Consumer [member] | Cost [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(162,453)	(131,840)
Stage 3 [member] | Consumer [member] | Cost [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(431,734)	1,558,381
Stage 3 [member] | Consumer [member] | Cost [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	3,661,967	2,948,946
Stage 3 [member] | Consumer [member] | Cost [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(1,614,977)	(595,816)
Stage 3 [member] | Consumer [member] | Cost [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(1,318,775)	(1,213,579)
Stage 3 [member] | Consumer [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	1,221,935	1,690,847	$ 1,690,847	$ 1,144,703
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(674,164)	(91,832)
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(71,244)	(2,727)
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(157,429)	(13,217)
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	1,478,477	1,488,191
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(812,803)	(241,382)
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	(231,749)	(592,889)
Stage 3 [member] | Non-performing (Impaired) [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum Exposure to Credit Risks	$ 2,483,006	$ 3,560,876